Financial Liabilities - Borrowings - Summary of Current and Non - Current Borrowings (Detail) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 1,157	£ 1,094
Finance lease liabilities	452	483
Current borrowings	315	67
Finance lease liabilities	65	64
Overdrafts	0	3
Borrowings	1,472	1,161
1.375% Euro notes 2025 [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	0	257
Current borrowings	250	0
3.75% GBP notes 2030 [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	355	354
5.375% GBP notes 2034 [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	350	0
Bank loans and overdrafts [member]
Disclosure of detailed information about borrowings [line items]
Overdrafts	£ 0	£ 3